DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2023
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2023
a) Partial disposition of our Indian telecom tower operation
During the third quarter of 2023, our partnership sold a portion of its interest in our Indian telecom tower operation. The sale resulted in net proceeds of approximately $35 million to the partnership (Indian telecom tower operation consortium of approximately $124 million). Our partnership recognized a gain on sale of approximately $20 million directly in equity in the Consolidated Statement of Partnership Capital.
b) Disposition of our Indian toll roads operation
On June 15, 2023, Brookfield Infrastructure, alongside institutional partners (collectively, the “Indian toll roads consortium”) completed the sale of its interest in its Indian toll roads operation. The sale resulted in net proceeds of approximately $180 million (Indian toll road consortium total of approximately $600 million). Our partnership recognized a gain on sale of approximately $100 million (Indian toll roads consortium total of approximately $340 million) in other income (expense) on the Consolidated Statement of Operating Results.
Dispositions Completed in 2022
a) Disposition of our Brazilian electricity transmission operation
On November 30, 2022, Brookfield Infrastructure completed the sale of its approximate 31% interest in five Brazilian electricity transmission concessions. The sale resulted in net proceeds of approximately $250 million. Our partnership recognized a gain of approximately $40 million in other income on the Consolidated Statement of Operating Results. The partnership’s share of losses relating to previous foreign exchange movements of $9 million were reclassified from accumulated other comprehensive income to other income on the Consolidated Statements of Operating Results.